United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: Six months ended 05/31/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2012

Share Class	Ticker
A	TLRAX
B	TLRBX
C	TLRCX
R	FTRKX
Institutional	FTRBX
Service*	FTRFX

*formerly, Institutional Service Shares

Federated Total Return Bond Fund

Fund Established 1996

A Portfolio of Federated Total Return Series, Inc.

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2011 through May 31, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Federated Total Return Bond Fund

Portfolio of Investments Summary Table (unaudited)

At May 31, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	47.3%
Mortgage-Backed Securities[3]	25.3%
U.S. Treasury and Agency Securities	18.1%
Collateralized Mortgage Obligations	5.4%
Trade Finance Agreements	1.8%
Municipal Securities	0.3%
Asset-Backed Securities	0.1%
Adjustable Rate Securities[4]	0.0%
Certificate of Deposit[4]	0.0%
Floating Rate Loan[4]	0.0%
Derivative Contracts[4,5]	(0.0)%
Other Security Types[6]	0.1%
Cash Equivalents[7]	6.5%
Other Assets and Liabilities — Net[8]	(4.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of common stock and preferred stock.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

May 31, 2012 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 38.2%
		Basic Industry - Chemicals – 0.8%
$3,030,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	3,310,966
2,790,000		Albemarle Corp., Sr. Unsecd. Note, 4.50%, 12/15/2020	3,064,260
9,020,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	11,953,755
500,000		Du Pont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	590,487
350,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	359,168
1,650,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	2,047,469
2,350,000		Ecolab, Inc., Sr. Unsecd. Note, 2.375%, 12/8/2014	2,420,916
4,550,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	4,718,227
5,080,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	5,243,906
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	4,063,240
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	2,059,420
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	2,034,800
6,090,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	7,027,361
5,000,000	[1,2]	RPM International, Inc., Sr. Unsecd. Note, 6.70%, 11/1/2015	5,590,540
3,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	3,510,027
2,900,000		Sherwin-Williams Co., 3.125%, 12/15/2014	3,065,314
		TOTAL	61,059,856
		Basic Industry - Metals & Mining – 1.9%
650,000		Alcan, Inc., 5.00%, 6/1/2015	716,995
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,556,245
5,140,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	5,313,280
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	967,330
5,610,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	7,205,265
7,500,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	7,523,888
1,200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	1,282,009
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	4,655,510
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	3,128,985
4,400,000		ArcelorMittal, Sr. Unsecd. Note, 4.50%, 2/25/2017	4,303,310
3,300,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	3,153,025
9,072,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	9,340,658
4,515,000		ArcelorMittal, Sr. Unsecd. Note, 6.75%, 3/1/2041	4,236,975
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$3,000,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	3,835,908
9,215,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	11,493,353
3,000,000		Barrick N.A. Finance LLC, Company Guarantee, 6.80%, 9/15/2018	3,694,632
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	7,246,232
1,210,000	[1,2]	Codelco, Inc., Bond, Series 144A, 5.625%, 9/21/2035	1,417,805
420,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 10/15/2014	449,597
6,640,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	6,640,000
4,380,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	4,155,061
5,500,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	5,720,127
3,300,000		Newmont Mining Corp., Company Guarantee, 5.125%, 10/1/2019	3,777,612
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,491,078
2,410,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	2,979,734
7,205,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	8,256,519
7,800,000		Rio Tinto Finance USA Ltd., Company Guarantee, 9.00%, 5/1/2019	10,737,246
2,180,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	2,303,979
8,090,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	9,034,467
		TOTAL	137,616,825
		Basic Industry - Paper – 0.4%
540,000		International Paper Co., Bond, 7.30%, 11/15/2039	679,369
12,200,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	15,538,103
3,100,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	3,274,412
228,000		Westvaco Corp., 7.65%, 3/15/2027	240,903
1,950,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	2,278,916
2,900,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	3,465,900
4,000,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	4,544,792
		TOTAL	30,022,395
		Capital Goods - Aerospace & Defense – 0.2%
600,000	[1,2]	BAE Systems Holdings, Inc., Series 144A, 5.20%, 8/15/2015	655,738
4,500,000		Boeing Co., Note, 5.125%, 2/15/2013	4,640,026
3,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	4,317,500
4,410,000		Goodrich Corp., Sr. Unsecd. Note, 3.60%, 2/1/2021	4,723,216
1,740,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	1,423,823
1,000,000		Rockwell Collins, Inc., Unsecd. Note, 4.75%, 12/1/2013	1,057,716
		TOTAL	16,818,019
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Capital Goods - Building Materials – 0.3%
$450,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	462,539
12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	14,336,851
8,020,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	9,576,209
		TOTAL	24,375,599
		Capital Goods - Construction Machinery – 0.2%
7,100,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	7,735,563
4,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	4,376,400
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	85,113
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,570,445
		TOTAL	14,767,521
		Capital Goods - Diversified Manufacturing – 0.8%
3,155,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	3,157,669
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,146,129
1,130,000		Emerson Electric Co., 4.875%, 10/15/2019	1,351,748
2,500,000		General Electric Co., Sr. Unsecd. Note, 5.00%, 2/1/2013	2,572,218
3,560,000		Harsco Corp., 5.75%, 5/15/2018	4,029,895
3,760,000		Hubbell, Inc., 5.95%, 6/1/2018	4,491,899
3,550,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	3,648,161
3,900,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	4,153,395
2,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	2,484,782
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,142,603
9,260,000		Pentair, Inc., Company Guarantee, 5.00%, 5/15/2021	10,299,852
4,740,000		Textron Financial Corp., 5.40%, 4/28/2013	4,881,972
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	1,437,800
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,624,641
2,680,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	2,874,836
5,650,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	6,042,963
		TOTAL	57,340,563
		Capital Goods - Environmental – 0.2%
6,270,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	7,325,655
2,950,000		Republic Services, Inc., Company Guarantee, Series WI, 6.20%, 3/1/2040	3,547,387
900,000		Waste Management, Inc., 7.375%, 3/11/2019	1,146,103
		TOTAL	12,019,145
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Capital Goods - Packaging – 0.1%
$2,425,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.45%, 3/1/2019	2,485,145
3,520,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	4,010,318
		TOTAL	6,495,463
		Communications - Media & Cable – 0.6%
182,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 3/15/2013	192,471
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	6,000,221
2,400,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	2,424,809
5,415,000		Cox Communications, Inc., 7.125%, 10/1/2012	5,525,564
10,000,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 6/1/2013	10,363,680
5,800,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	6,683,879
1,250,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,535,415
1,880,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	2,458,284
7,270,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	9,649,049
3,125,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	3,638,828
		TOTAL	48,472,200
		Communications - Media Noncable – 0.5%
2,925,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	3,342,558
9,946,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	11,263,845
820,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	821,595
3,130,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	3,411,841
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	283,977
7,088,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	8,197,506
600,000		News America, Inc., Company Guarantee, 6.90%, 8/15/2039	724,333
5,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	5,100,110
6,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	6,432,978
		TOTAL	39,578,743
		Communications - Telecom Wireless – 0.6%
5,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	8,402,295
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,857,295
3,100,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	3,299,330
9,000,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	10,032,813
4,150,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	4,569,146
8,170,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	8,269,600
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$3,730,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	4,366,898
		TOTAL	42,797,377
		Communications - Telecom Wirelines – 1.3%
27,200,000		AT&T, Inc., 6.70%, 11/15/2013	29,633,557
3,600,000		Alltel Corp., Deb., 6.50%, 11/1/2013	3,878,741
6,050,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	6,358,471
16,130,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	15,450,701
5,255,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	5,602,960
2,370,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,690,640
2,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	2,092,000
5,000,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	6,175,710
5,240,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	4,691,042
2,070,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	2,079,481
12,700,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	15,458,414
1,470,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,844,384
		TOTAL	95,956,101
		Consumer Cyclical - Automotive – 1.7%
4,950,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	6,352,276
4,660,000	[1,2]	American Honda Finance Corp., Series MTN, 4.625%, 4/2/2013	4,818,063
11,090,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.65%, 4/10/2015	11,095,146
9,730,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.95%, 3/28/2014	9,839,268
34,481,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	37,136,002
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,681,557
3,150,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	3,331,141
2,980,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	3,005,616
1,000,000	[1,2]	Hyundai Capital America, Company Guarantee, Series 144A, 3.75%, 4/6/2016	1,027,196
4,090,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	4,475,286
2,190,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	2,315,483
9,975,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	10,465,570
2,700,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	3,144,325
9,440,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	10,072,282
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$5,164,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	5,169,680
7,250,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	7,398,052
		TOTAL	123,326,943
		Consumer Cyclical - Entertainment – 0.6%
12,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	13,207,054
3,000,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	3,598,194
2,325,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	2,871,956
2,000,000		Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,309,382
5,480,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	6,422,445
6,750,000		Time Warner, Inc., Deb., 7.25%, 10/15/2017	8,357,863
5,010,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	5,158,071
1,610,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	1,734,534
1,700,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	1,883,840
		TOTAL	45,543,339
		Consumer Cyclical - Lodging – 0.3%
6,050,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	6,704,259
8,000,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	8,163,472
6,770,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	6,899,801
3,150,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	3,481,352
7,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	7,896
		TOTAL	25,256,780
		Consumer Cyclical - Retailers – 0.3%
2,470,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	2,636,233
1,920,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	2,007,915
575,539	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	615,356
4,650,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	6,019,211
2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,805,745
8,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.20%, 4/15/2038	10,706,216
		TOTAL	24,790,676
		Consumer Cyclical - Services – 0.2%
2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,667,569
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	200,000
6,405,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	6,802,821
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	3,031,135
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$4,000,000		Yale University, Note, Series MTN, 2.90%, 10/15/2014	4,211,976
		TOTAL	16,913,501
		Consumer Non-Cyclical - Food/Beverage – 1.3%
330,000		Archer-Daniels-Midland Co., 5.935%, 10/1/2032	413,354
4,870,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	5,412,240
4,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	4,446,844
3,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	3,925,947
5,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	5,518,230
5,040,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	5,085,763
5,100,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	5,369,402
2,000,000		Hershey Foods Corp., Sr. Unsecd. Note, 5.00%, 4/1/2013	2,074,232
2,820,000		Kellogg Co., 1.75%, 5/17/2017	2,819,058
2,880,000		Kellogg Co., 4.25%, 3/6/2013	2,960,119
2,295,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	2,348,035
500,000		Kraft Foods, Inc., 6.50%, 11/1/2031	623,122
6,286,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	6,286,000
2,145,000		Kraft Foods, Inc., Sr. Unsecd. Note, 2.625%, 5/8/2013	2,178,580
5,050,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	6,028,200
7,210,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	9,244,676
1,465,000		PepsiCo, Inc., 4.65%, 2/15/2013	1,508,534
2,250,000		PepsiCo, Inc., Note, 4.50%, 1/15/2020	2,567,610
642,000		PepsiCo, Inc., Sr. Unsecd. Note, 7.90%, 11/1/2018	862,373
8,570,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	8,750,004
6,830,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 5.75%, 4/7/2021	7,731,164
4,480,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	4,714,801
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	198,175
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	282,655
5,500,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	5,650,816
1,510,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.80%, 9/1/2016	1,558,923
		TOTAL	98,558,857
		Consumer Non-Cyclical - Health Care – 0.4%
1,875,000		Boston Scientific Corp., 6.00%, 1/15/2020	2,229,176
2,140,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	2,552,489
3,000,000		Covidien International Finance SA, 5.45%, 10/15/2012	3,052,257
3,660,000		Express Scripts, Inc., Company Guarantee, 5.25%, 6/15/2012	3,664,315
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
$1,800,000	Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	2,274,302
4,500,000	Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	4,563,333
6,885,000	Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	8,197,398
3,590,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.15%, 12/28/2012	3,612,316
	TOTAL	30,145,586
	Consumer Non-Cyclical - Pharmaceuticals – 0.7%
7,670,000	Abbott Laboratories, 5.15%, 11/30/2012	7,844,048
1,000,000	Abbott Laboratories, Sr. Unsecd. Note, 5.60%, 11/30/2017	1,217,090
7,120,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,671,059
1,860,000	Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	1,918,330
3,740,000	Genentech, Inc., Note, 4.75%, 7/15/2015	4,169,378
6,960,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	7,732,358
2,000,000	GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018	2,408,816
500,000	Merck & Co., Inc., Sr. Unsecd. Note, 5.00%, 6/30/2019	603,730
6,758,000	Pfizer, Inc., Sr. Unsecd. Note, 5.35%, 3/15/2015	7,596,384
7,730,000	Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	9,775,203
645,000	Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	823,650
3,000,000	Wyeth, Sr. Unsecd. Note, 5.50%, 2/15/2016	3,492,324
	TOTAL	55,252,370
	Consumer Non-Cyclical - Products – 0.2%
1,330,000	Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	1,421,414
5,740,000	Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	6,590,404
2,840,000	Philips Electronics NV, 5.75%, 3/11/2018	3,351,580
2,190,000	Whirlpool Corp., Series MTN, 5.50%, 3/1/2013	2,256,366
	TOTAL	13,619,764
	Consumer Non-Cyclical - Supermarkets – 0.1%
4,000,000	Kroger Co., 7.50%, 1/15/2014	4,414,372
3,000,000	Kroger Co., Bond, 6.90%, 4/15/2038	3,759,558
	TOTAL	8,173,930
	Consumer Non-Cyclical - Tobacco – 0.3%
5,740,000	Altria Group, Inc., 9.25%, 8/6/2019	7,901,988
2,220,000	Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	2,509,710
2,260,000	Philip Morris International, Inc., 5.65%, 5/16/2018	2,726,392
5,000,000	Philip Morris International, Inc., 6.875%, 3/17/2014	5,552,705
5,000,000	Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	6,312,765
	TOTAL	25,003,560
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Energy - Independent – 0.9%
$1,875,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	1,959,347
1,780,000		Apache Corp., Sr. Unsecd. Note, 5.10%, 9/1/2040	2,039,501
1,940,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	2,124,469
10,000,000		Canadian Natural Resources Ltd., 5.45%, 10/1/2012	10,151,230
1,480,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,796,560
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,946,250
1,400,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.50%, 6/2/2041	1,578,500
14,700,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	15,890,700
14,260,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	15,757,300
1,330,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	1,335,328
2,450,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	2,529,833
7,510,000		XTO Energy, Inc., 6.375%, 6/15/2038	11,397,003
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	981,899
		TOTAL	69,487,920
		Energy - Integrated – 1.1%
5,080,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	5,522,752
3,470,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	3,656,304
4,615,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	5,262,946
4,000,000		BP Capital Markets PLC, Company Guarantee, 5.25%, 11/7/2013	4,242,900
100,000		BP PLC, Deb., 8.75%, 3/1/2032	146,659
4,030,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	4,841,928
6,000,000		Conoco, Inc., 7.25%, 10/15/2031	8,721,948
4,270,000		Hess Corp., 7.00%, 2/15/2014	4,680,198
3,260,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	3,528,862
2,000,000		Husky Energy, Inc., 5.90%, 6/15/2014	2,179,220
5,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	5,179,605
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	7,364,971
8,230,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	9,551,746
4,835,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 1.95%, 3/5/2015	4,883,834
8,325,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 4.30%, 4/1/2022	8,694,230
350,000	[1,2]	Statoil ASA, Series 144A, 5.125%, 4/30/2014	378,241
		TOTAL	78,836,344
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Energy - Oil Field Services – 0.4%
$4,515,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	4,924,935
1,750,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	2,311,855
2,530,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	2,642,433
2,085,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	2,308,385
4,600,000		Noble Holding International Ltd., Sr. Unsecd. Note, 3.05%, 3/1/2016	4,775,274
2,275,000	[1,2]	Schlumberger Investment SA, Company Guarantee, Series 144A, 1.95%, 9/14/2016	2,327,966
1,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,191,438
5,050,000		Weatherford International Ltd., 9.875%, 3/1/2039	7,237,756
2,910,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	3,089,658
		TOTAL	30,809,700
		Energy - Refining – 0.2%
2,200,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	2,454,718
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	4,791,607
2,390,000		Valero Energy Corp., 9.375%, 3/15/2019	3,168,399
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	948,512
		TOTAL	11,363,236
		Financial Institution - Banking – 7.2%
3,130,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, Series 144A, 2.375%, 12/21/2012	3,160,408
8,595,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	9,188,829
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,141,534
6,840,000		Bank of America Corp., Note, 4.50%, 4/1/2015	6,999,242
7,750,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	8,365,590
990,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	995,996
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,084,162
4,690,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	4,908,362
2,420,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	2,623,619
10,000,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	11,453,030
1,225,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.90%, 5/1/2013	1,254,731
8,800,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	9,033,270
2,500,000	[1,2]	Barclays Bank PLC, Series 144A, 5.926%, 9/29/2049	2,237,750
1,870,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	2,020,679
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	19,165,731
4,500,000		Capital One Bank, Sub., 8.80%, 7/15/2019	5,724,175
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	2,368,850
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$7,205,000		Capital One Capital V, 10.25%, 8/15/2039	7,493,200
8,850,000		Capital One Capital VI, 8.875%, 5/15/2040	9,087,950
7,852,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	8,644,055
5,500,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	5,734,883
5,300,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	5,473,935
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,083,482
11,600,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	12,184,652
23,250,000		Citigroup, Inc., Sr. Unsecd. Note, 6.50%, 8/19/2013	24,414,592
3,040,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	3,587,218
2,850,000		City National Corp., Note, 5.25%, 9/15/2020	2,983,121
300,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	333,505
2,410,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.75%, 10/15/2014	2,522,034
1,000,000		Credit Suisse (USA), Inc., Unsecd. Note, 5.50%, 8/15/2013	1,046,896
15,000,000		Credit Suisse AG New York, Sr. Unsecd. Note, 2.20%, 1/14/2014	15,141,990
7,885,000		Credit Suisse AG New York, Sr. Unsecd. Note, 5.50%, 5/1/2014	8,382,890
1,250,000		Credit Suisse FB USA,Inc., Company Guarantee, 5.125%, 8/15/2015	1,366,784
5,630,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.25%, 1/11/2016	5,759,771
4,520,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	4,768,808
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,518,160
7,820,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	8,095,890
6,000,000		Goldman Sachs Group, Inc., Series MTN, 6.00%, 5/1/2014	6,307,854
1,550,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,528,343
7,735,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.70%, 8/1/2015	7,679,439
5,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.00%, 10/1/2014	5,187,040
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	309,456
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 10/15/2013	1,557,664
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.35%, 1/15/2016	1,039,915
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	12,235,716
17,385,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.45%, 11/1/2012	17,665,403
2,840,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	2,921,227
16,600,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	17,293,183
7,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	7,145,236
4,680,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	5,190,101
2,675,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	2,685,515
1,850,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	2,189,640
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$15,010,000		JPMorgan Chase & Co., Note, Series 2, 1.65%, 9/30/2013	15,133,352
1,660,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,866,363
8,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	9,314,120
4,500,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,716,823
3,150,000		JPMorgan Chase & Co., Sub., 5.75%, 1/2/2013	3,233,714
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,178,331
80,000		Marshall & Ilsley Bank, Milwaukee, Series CD, 4.65%, 12/20/2012	81,825
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,017,596
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	681,218
12,350,000		Merrill Lynch & Co., Sr. Unsecd. Note, 5.45%, 2/5/2013	12,598,828
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	255,048
5,020,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	4,775,285
17,200,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	16,250,577
4,100,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	4,035,040
4,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	3,852,348
10,000,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	9,389,940
17,594,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.625%, 9/23/2019	16,821,535
5,925,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	5,914,465
1,855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	1,888,190
4,580,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.625%, 4/1/2018	4,656,202
12,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	12,808,307
1,200,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, Series 144A, 2.50%, 11/13/2012	1,209,202
5,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, Series 144A, 3.70%, 11/13/2014	5,190,510
2,000,000		Northern Trust Corp., Series BKNT, 4.60%, 2/1/2013	2,049,004
2,000,000		PNC Bank, N.A., Series BKNT, 6.00%, 12/7/2017	2,330,320
5,200,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	5,688,987
1,130,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,306,472
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,497,192
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 2.124%, 3/29/2049	385,245
822,641	[1,2]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	584,988
8,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	8,406,700
80,000		Southwest Bank AN M&I, Series CD2, 4.65%, 12/20/2012	81,825
750,000		State Street Bank and Trust Co., Sub. Note, Series BKNT, 5.30%, 1/15/2016	836,710
1,500,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	1,600,443
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$4,280,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	4,451,042
4,380,000		Suntrust Capital VIII, Jr. Sub. Note, 6.10%, 12/15/2036	4,355,358
2,180,000		U.S. Bank, N.A., Sub. Note, Series BKNT, 4.95%, 10/30/2014	2,376,233
2,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	2,021,014
2,300,000		Wachovia Bank N.A., Sub. Note, Series BKNT, 4.875%, 2/1/2015	2,450,245
7,990,000		Wachovia Corp., 5.75%, 2/1/2018	9,270,366
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,423,383
9,150,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	9,747,596
5,400,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	5,922,445
8,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	10,647,892
		TOTAL	533,587,785
		Financial Institution - Brokerage – 1.3%
5,180,000		BlackRock, Inc., 6.25%, 9/15/2017	6,249,307
10,830,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	11,840,580
7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	8,017,794
2,820,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	3,035,268
2,975,000		Eaton Vance Corp., 6.50%, 10/2/2017	3,410,123
2,645,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	3,350,260
2,300,000	[1,2]	FMR LLC, Note, Series 144A, 7.49%, 6/15/2019	2,738,608
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	7,385,786
3,830,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	4,109,732
4,000,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	3,880,000
9,040,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	9,627,600
2,550,000	[1,2]	Legg Mason, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 5/21/2019	2,594,735
2,815,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	2,976,615
440,000		Nuveen Investments, 5.50%, 9/15/2015	398,200
7,560,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	9,343,971
9,260,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	9,817,785
4,335,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	4,588,277
		TOTAL	93,364,641
		Financial Institution - Finance Noncaptive – 2.2%
1,580,000		American Express Co., Note, Series MTN, 2.75%, 9/15/2015	1,632,497
9,668,000		American Express Co., Sr. Unsecd. Note, 7.25%, 5/20/2014	10,716,707
5,605,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	7,490,539
5,000,000		American Express Credit Corp., Series C, 7.30%, 8/20/2013	5,364,600
3,480,000		American Express Credit Corp., Series MTN, 5.875%, 5/2/2013	3,634,150
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$3,820,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	4,120,489
1,555,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,715,995
5,210,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	6,660,308
8,260,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	8,328,665
14,210,000		General Electric Capital Corp., 5.625%, 5/1/2018	16,175,826
1,750,000		General Electric Capital Corp., Series MTN, 5.625%, 9/15/2017	2,002,271
20,000,000		General Electric Capital Corp., Sr. Note, 1.875%, 9/16/2013	20,221,740
4,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.80%, 1/8/2013	4,051,872
8,880,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	9,139,518
1,800,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,970,719
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	2,203,248
13,884,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.40%, 9/20/2013	14,676,749
3,200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	4,121,139
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.375%, 10/20/2016	2,266,376
10,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.875%, 1/14/2038	11,441,950
200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 5.00%, 6/15/2016	214,542
1,900,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	2,120,172
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,405,000
1,109,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,199,396
1,000,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note — Sr. Sub Note, Series 144A, 5.03%, 12/21/2065	678,800
3,800,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	3,747,286
3,960,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	3,967,599
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,068,790
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	7,548,636
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	962,589
		TOTAL	161,848,168
		Financial Institution - Insurance — Health – 0.2%
1,710,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,747,461
4,795,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	5,846,237
2,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	3,373,624
3,279,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	4,142,787
		TOTAL	15,110,109
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Financial Institution - Insurance - Life – 2.1%
$730,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	827,357
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,916,098
1,160,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	1,436,624
3,600,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	4,770,335
7,150,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	7,411,297
9,600,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	10,796,640
2,600,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	2,656,319
2,500,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	2,614,615
7,780,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	9,346,371
3,900,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	3,916,965
2,650,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	2,969,505
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	24,403,308
2,310,000	[1,2]	MetLife Global Funding I, Sr. Secd. Note, Series 144A, 5.125%, 6/10/2014	2,487,898
12,400,000	[1,2]	MetLife Institutional Funding II, Company Guarantee, Series 144A, 1.625%, 4/2/2015	12,434,757
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,743,439
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	3,025,000
3,600,000		MetLife, Inc., Sr. Unsecd. Note, 2.375%, 2/6/2014	3,678,044
300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	331,498
5,000,000	[1,2]	New York Life Insurance Co., Sub. Note, Series 144A, 6.75%, 11/15/2039	6,683,240
11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	14,439,698
4,045,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, Series 144A, 5.15%, 4/15/2013	4,182,522
3,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	3,381,258
2,070,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,616,749
4,440,000		Prudential Financial, Inc., Series MTN, 5.15%, 1/15/2013	4,551,817
1,050,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,231,484
430,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	525,660
6,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 2.75%, 1/14/2013	6,065,838
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 3.625%, 9/17/2012	2,519,697
5,325,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	5,766,235
250,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	284,828
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	2,289,481
300,000		SunAmerica, Inc., Deb., 8.125%, 4/28/2023	363,196
		TOTAL	153,667,773
		Financial Institution - Insurance - P&C – 0.9%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	10,385,664
1,390,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,640,705
1,625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	1,764,194
1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	1,043,198
5,625,000		CNA Financial Corp., 6.50%, 8/15/2016	6,362,730
7,620,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	8,360,976
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	4,457,561
1,880,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	2,310,293
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,186,997
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	892,479
3,615,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	3,735,249
2,760,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	2,760,966
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	1,853,219
6,600,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	8,746,505
1,320,000	[1,2]	TIAA Global Markets, Inc., Series 144A, 4.95%, 7/15/2013	1,376,690
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,710,457
7,740,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	7,546,500
		TOTAL	67,134,383
		Financial Institution - REITs – 1.1%
2,950,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	3,317,712
2,920,000		AMB Property LP, Series MTN, 6.30%, 6/1/2013	3,026,484
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	3,094,773
2,260,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	2,626,041
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$5,250,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	6,065,619
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	950,821
10,480,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	11,281,594
300,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	322,867
3,400,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	3,465,141
5,350,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	6,061,849
1,000,000		Liberty Property LP, 6.625%, 10/1/2017	1,161,709
6,400,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	7,644,973
4,900,000		ProLogis, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 8/15/2014	5,402,710
3,080,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	3,294,202
10,500,000		Simon Property Group LP, 6.125%, 5/30/2018	12,515,779
4,315,000		Simon Property Group LP, 6.75%, 5/15/2014	4,706,025
4,140,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	4,783,973
2,100,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	2,244,625
		TOTAL	81,966,897
		Foreign - Local - Government – 0.0%
900,000		Ontario, Province of, 4.375%, 2/15/2013	924,074
		Municipal Services – 0.0%
790,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	729,865
1,555,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,445,544
		TOTAL	2,175,409
		Sovereign – 0.2%
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,955,594
2,160,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,260,243
3,700,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	5,405,204
		TOTAL	12,621,041
		Technology – 1.7%
3,650,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	3,849,575
2,110,000		BMC Software, Inc., 7.25%, 6/1/2018	2,554,834
4,700,000		BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	4,821,946
13,510,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	15,706,294
3,460,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	3,576,488
14,820,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	17,895,224
8,440,000		Hewlett-Packard Co., 6.125%, 3/1/2014	9,073,802
2,890,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	3,205,319
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,509,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$3,320,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.125%, 9/13/2015	3,320,163
1,830,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,891,532
6,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.65%, 12/9/2021	6,236,142
3,590,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.75%, 6/2/2014	3,801,279
3,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	4,540,564
135,000		IBM Corp., Deb., Series A, 7.50%, 6/15/2013	144,776
1,340,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	1,597,399
6,060,000		KLA-Tencor Corp., 6.90%, 5/1/2018	7,302,118
2,820,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	2,894,789
5,000,000		Oracle Corp., 5.00%, 7/8/2019	5,988,905
500,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	607,302
3,500,000		Pitney Bowes, Inc., Sr. Unsecd. Note, 4.625%, 10/1/2012	3,547,653
2,000,000		Pitney Bowes, Inc., Unsecd. Note, 3.875%, 6/15/2013	2,045,458
2,100,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	2,391,211
4,730,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,182,250
3,005,000		Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	3,033,409
2,255,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	2,331,316
8,327,000		Xerox Corp., Sr. Unsecd. Note, 8.25%, 5/15/2014	9,339,913
		TOTAL	129,389,161
		Transportation - Airlines – 0.4%
299,797		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	321,532
23,655,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	26,093,263
		TOTAL	26,414,795
		Transportation - Railroads – 0.4%
3,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	4,094,149
9,840,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	11,868,791
2,130,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 7.00%, 2/1/2014	2,341,475
2,000,000		Canadian National Railway Co., 5.55%, 5/15/2018	2,406,360
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,354,874
3,900,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	4,622,830
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,705,949
1,750,000		Union Pacific Corp., Sr. Unsecd. Note, 4.163%, 7/15/2022	1,969,557
		TOTAL	31,363,985
		Transportation - Services – 0.5%
250,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, Series 144A, 2.75%, 7/1/2013	253,334
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	2,375,965
2,690,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	3,017,908
3,000,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	3,051,558
6,325,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	6,513,080
10,830,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	10,957,870
2,565,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	2,655,578
4,945,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	5,226,281
		TOTAL	34,051,574
		Utility - Electric – 2.0%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	3,167,097
3,380,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	4,553,211
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	993,818
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	9,827,017
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	7,883,325
410,000		Consolidated Edison Co., Sr. Unsecd. Note, Series '06-C, 5.50%, 9/15/2016	480,727
2,950,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	4,073,021
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,871,636
427,000		Duke Energy Indiana, Inc., Sr. Deb., 6.12%, 10/15/2035	498,838
1,380,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	1,402,592
5,885,000	[1,2]	Electricite De France SA, Note, Series 144A, 5.60%, 1/27/2040	6,208,110
2,990,000	[1,2]	Electricite De France SA, Series 144A, 5.50%, 1/26/2014	3,188,668
2,840,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,817,695
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	296,411
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	622,218
9,000,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	10,539,846
1,360,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,642,569
3,000,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	3,133,380
3,370,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	3,609,526
6,520,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	7,302,270
1,544,489	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	1,655,626
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$5,560,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	5,600,210
1,750,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	1,888,516
3,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	4,038,016
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,676,002
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,262,293
2,690,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,831,518
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	9,213,843
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	1,029,514
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,129,028
5,900,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	6,490,950
3,300,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	3,348,682
1,625,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	1,728,532
435,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	508,602
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	911,252
500,000		Public Service Co., CO, 1st Mtg. Bond, Series 20, 5.125%, 6/1/2019	603,431
500,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	628,231
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,868,062
1,225,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,411,487
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,627,756
3,700,000		Union Electric Co., 6.00%, 4/1/2018	4,422,495
7,340,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	7,503,498
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	8,151,288
		TOTAL	149,640,807
		Utility - Natural Gas Distributor – 0.5%
14,875,000		Atmos Energy Corp., 4.95%, 10/15/2014	16,136,460
510,000		Atmos Energy Corp., 5.125%, 1/15/2013	522,919
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,738,611
1,700,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,916,272
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	6,151,679
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,481,540
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	4,218,684
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
$3,000,000	Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	3,240,516
	TOTAL	35,406,681
	Utility - Natural Gas Pipelines – 0.9%
500,000	ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	762,007
1,205,000	Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,243,960
1,415,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	1,550,520
3,750,000	Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	4,312,215
2,985,000	Enterprise Products Operating LLC, 4.60%, 8/1/2012	3,003,698
7,785,000	Enterprise Products Operating LLC, Company Guarantee, 3.70%, 6/1/2015	8,325,536
11,880,000	Enterprise Products Operating LP, Company Guarantee, 5.90%, 4/15/2013	12,345,066
7,210,000	Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	8,496,156
3,550,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.00%, 12/15/2013	3,736,904
400,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	449,042
1,650,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,753,244
5,870,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	6,735,978
3,340,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	4,057,392
5,760,000	Williams Partners LP, 5.25%, 3/15/2020	6,526,783
1,330,000	Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	1,405,747
	TOTAL	64,704,248
	TOTAL CORPORATE BONDS (IDENTIFIED COST $2,607,652,612)	2,837,773,844
	Adjustable Rate Mortgages – 0.0%
	Federal National Mortgage Association – 0.0%
17,886	FNMA ARM 681769, 2.125%, 1/01/2033	18,697
	Government National Mortgage Association – 0.0%
1,221	GNMA2 ARM 8717, 1.625%, 10/20/2025	1,255
2,619	GNMA2 ARM 80201, 30 Year, 2.375%, 5/20/2028	2,725
	TOTAL	3,980
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $22,418)	22,677
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Asset-Backed Securities – 0.0%
		Financial Institution - Finance Noncaptive – 0.0%
$259,742		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	187,229
		Home Equity Loan – 0.0%
4,522	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029	3,770
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $264,490)	190,999
		Certificate of Deposit – 0.0%
		Financial Institution - Banking – 0.0%
85,000		Goldman Sachs Bank USA CD, 4.600%, 12/12/2012 (IDENTIFIED COST $85,440)	86,838
		GOVERNMENT AGENCIES – 5.6%
630,000		Federal Farm Credit System, Bond, 4.30%, 12/15/2014	691,592
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,067,324
45,000,000		Federal Home Loan Bank System, 3.625%, 10/18/2013	47,070,121
1,250,000		Federal Home Loan Bank System, Bond, 3.50%, 3/13/2015	1,354,651
2,000,000		Federal Home Loan Bank System, Bond, 5.00%, 12/9/2016	2,372,077
2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/14/2013	2,081,010
2,000,000		Federal Home Loan Bank System, Bond, 4.625%, 10/10/2012	2,031,992
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	458,799
85,000,000		Federal Home Loan Mortgage Corp., 0.50%, 2/21/2014	85,124,049
165,000,000		Federal Home Loan Mortgage Corp., Note, 1.75%, 9/10/2015	171,245,943
2,000,000		Federal Home Loan Mortgage Corp., Note, 3.75%, 3/27/2019	2,314,116
400,000		Federal Home Loan Mortgage Corp., Note, Series MTN3, 4.625%, 4/4/2013	414,516
40,000,000		Federal Home Loan Mortgage Corp., 4.875%, 6/13/2018	48,707,956
40,000,000		Federal National Mortgage Association, 3.875%, 7/12/2013	41,620,900
3,780,000		Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	5,797,248
2,000,000		Federal National Mortgage Association, Note, 2.75%, 3/13/2014	2,085,859
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,045,702
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $392,991,356)	415,483,855
		Governments/Agencies – 0.3%
		Sovereign – 0.3%
16,950,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	19,890,825
2,225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	2,427,475
3,800,000	[1,2]	State of Qatar, Series 144A, 6.40%, 1/20/2040	4,617,000
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $22,299,710)	26,935,300
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		U.S. Treasury – 10.9%
		U.S. Treasury Notes – 10.9%
$215,000,000	[4]	United States Treasury Note, 0.250%, 2/28/2014	214,949,604
125,000,000		United States Treasury Note, 1.125%, 6/15/2013	126,176,763
9,000,000		United States Treasury Note, 3.125%, 5/15/2019	10,305,000
407,016,000		U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	457,320,654
		TOTAL U.S. TREASURY (IDENTIFIED COST $778,733,100)	808,752,021
		Mortgage-Backed Securities – 0.1%
		Federal Home Loan Mortgage Corporation – 0.0%
56,672		Federal Home Loan Mortgage Corp., Pool A53146, 5.50%, 10/1/2036	61,667
97,548		Federal Home Loan Mortgage Corp., Pool A69436, 6.00%, 12/1/2037	107,194
131,487		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	141,653
38,445		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	41,415
101,098		Federal Home Loan Mortgage Corp., Pool G02562, 6.00%, 1/1/2037	111,269
9,087		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	9,487
		TOTAL	472,685
		Federal National Mortgage Association – 0.0%
28,385		Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	30,576
49,751		Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	51,422
306,141		Federal National Mortgage Association, Pool 257306, 5.50%, 8/1/2038	333,299
210,090		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	226,302
164,842		Federal National Mortgage Association, Pool 906224, 5.50%, 1/1/2037	180,959
		TOTAL	822,558
		Government National Mortgage Association – 0.1%
13,158		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	15,112
9,125		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	10,422
8,171		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	9,400
19,014		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	21,721
25,010		Government National Mortgage Association, Pool 2698, 5.50%, 1/20/2029	27,730
23,114		Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	26,410
8,516		Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	9,818
2,110		Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	2,423
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
$22,937	Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	26,377
15,359	Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	17,677
16,353	Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	18,828
150,937	Government National Mortgage Association, Pool 3320, 5.50%, 12/20/2032	167,729
108,771	Government National Mortgage Association, Pool 3333, 5.50%, 1/20/2033	120,872
33,574	Government National Mortgage Association, Pool 3375, 5.50%, 4/20/2033	37,309
160,232	Government National Mortgage Association, Pool 3390, 5.50%, 5/20/2033	178,058
183,401	Government National Mortgage Association, Pool 3403, 5.50%, 6/20/2033	203,804
251,041	Government National Mortgage Association, Pool 3458, 5.00%, 10/20/2033	278,331
115,142	Government National Mortgage Association, Pool 3499, 5.00%, 1/20/2034	127,659
91,706	Government National Mortgage Association, Pool 3556, 5.50%, 5/20/2034	101,880
275,088	Government National Mortgage Association, Pool 3623, 5.00%, 10/20/2034	304,907
16,722	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	19,297
1,225	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	1,430
2,596	Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	2,996
560	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	650
2,821	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,275
137	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	161
143,172	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	164,576
4,837	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	5,563
5,791	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	6,657
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,032		Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	1,186
225,141		Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	247,827
135,618		Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	152,965
162,480		Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	180,689
54,506		Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	62,430
122,063		Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	135,800
		TOTAL	2,691,969
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,598,352)	3,987,212
		Collateralized Mortgage Obligations – 3.6%
		Commercial Mortgage – 3.6%
7,700,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class AM, 6.000%, 2/10/2051	7,521,795
7,700,000		Bear Stearns Commercial Mortgage Securities 2007-PW16, Class AM, 5.906%, 6/11/2040	7,905,382
7,514,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	7,494,259
12,043,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 5/15/2045	12,322,131
11,270,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	11,542,059
3,700,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	3,845,880
7,548,495		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	7,726,320
16,500,000	[1,2]	DBUBS Mortgage Trust 2011-LC2A, Class B, 4.998%, 7/10/2044	17,046,335
7,500,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 3.978%, 5/10/2045	7,719,085
13,000,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class B, 4.736%, 5/10/2045	13,189,608
7,700,000		JP Morgan Chase Commercial Mortgage Securities 2007-CB19, Class AM, 5.742%, 2/12/2049	7,565,281
8,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2011-C3A, Class B, 5.013%, 2/15/2046	8,389,040
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.263%, 2/12/2051	6,890,497
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$7,900,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	8,504,558
26,530,000		Morgan Stanley Capital I 2007-IQ14, Class A4, 5.692%, 4/15/2049	28,880,335
31,800,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.110%, 12/12/2049	33,465,713
7,501,000	[1,2]	Morgan Stanley Capital I 2011-C1, Class B, 5.255%, 9/15/2047	7,956,340
6,800,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	6,874,782
500,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.983%, 8/15/2039	524,733
13,400,000	[1,2]	UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class AS, 5.154%, 1/10/2045	14,731,357
9,631,000	[1,2]	UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class B, 5.874%, 1/10/2045	10,650,390
10,550,000	[1,2]	WF-RBS Commercial Mortgage Trust 2011-C3, Class B, 5.637%, 11/15/2044	11,708,723
19,500,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class AS, 3.835%, 4/15/2045	19,912,010
3,575,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	3,658,850
		TOTAL	266,025,463
		Federal Home Loan Mortgage Corporation – 0.0%
400,000		Federal Home Loan Mortgage Corp. REMIC 3051F MY, 5.50%, 10/15/2025	458,453
		Federal National Mortgage Association – 0.0%
10,949		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	12,434
5,575		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	6,489
		TOTAL	18,923
		Government National Mortgage Association – 0.0%
136,112		Government National Mortgage Association REMIC 0486C TA, 4.00%, 7/20/2034	141,980
500,000		Government National Mortgage Association REMIC 2003-1 PE, 5.50%, 7/16/2032	540,931
		TOTAL	682,911
		Non-Agency Mortgage – 0.0%
4,925	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.123%, 1/28/2027	4,181
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $260,099,160)	267,189,931
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MUNICIPAL – 0.3%
		Municipal Services – 0.3%
$9,840,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72% Bonds, 12/1/2038	12,723,907
9,470,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432% Bonds, 1/1/2042	9,701,068
		TOTAL MUNICIPAL (IDENTIFIED COST $19,527,910)	22,424,975
		PREFERRED STOCKS – 0.1%
		Finance - Commercial – 0.0%
26	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.00%	22,295
		Technology – 0.1%
4,425	[1]	Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	4,115,250
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,477,163)	4,137,545
		MUTUAL FUNDS – 40.7%[5]
5,986,724		Emerging Markets Fixed Income Core Fund	183,068,866
192,743,662		Federated Mortgage Core Portfolio	1,969,840,234
104,398,890	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22%	104,398,890
15,997,843		Federated Project and Trade Finance Core Fund	156,458,906
93,869,344		High Yield Bond Portfolio	608,273,350
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $2,880,604,159)	3,022,040,246
		TOTAL INVESTMENTS — 99.8% (IDENTIFIED COST $6,970,355,870)[7]	7,409,025,443
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[8]	18,604,438
		TOTAL NET ASSETS — 100%	$7,427,629,881

At May 31, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[9] U.S. Treasury Bond 30-Year Short Futures	1,000	$149,718,750	September 2012	$(3,525,687)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2012, these restricted securities amounted to $529,292,732, which represented 7.1% of total net assets.
Semi-Annual Shareholder Report

2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2012, these liquid restricted securities amounted to $511,966,247, which represented 6.9% of total net assets.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holdings.
6	7-Day net yield.
7	The cost of investments for federal tax purposes amounts to $6,970,345,693.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
9	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$2,837,773,844	$ —	$2,837,773,844
Adjustable Rate Mortgages	—	22,677	—	22,677
Asset-Backed Securities	—	187,229	3,770[2]	190,999
Certificate of Deposit	—	86,838	—	86,838
Government Agencies	—	415,483,855	—	415,483,855
Governments/Agencies	—	26,935,300	—	26,935,300
U.S. Treasury	—	808,752,021	—	808,752,021
Mortgage-Backed Securities	—	3,987,212	—	3,987,212
Collateralized Mortgage Obligations	—	267,185,750	4,181[2]	267,189,931
Municipal	—	22,424,975	—	22,424,975
Equity Securities:
Preferred Stocks
Domestic	—	22,295	4,115,250[2]	4,137,545
Mutual Funds	2,865,581,340	156,458,906	—	3,022,040,246
TOTAL SECURITIES	$2,865,581,340	$4,539,320,902	$4,123,201	$7,409,025,443
OTHER FINANCIAL INSTRUMENTS[3]	$(3,525,687)	$ —	$ —	$(3,525,687)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $3,742 of asset-backed securities, $4,976 of collateralized mortgage obligations and $4,225,875 of domestic preferred stocks transferred from Level 2 to Level 3 because the Adviser determined that these securities more appropriately meet the definition of Level 3. These transfers represent the value of the securities at the beginning of the period.
3	Other Financial Instruments includes futures contracts.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
MTN	— Medium Term Note
REIT(s)	— Real Estate Investment Trust(s)
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.28	$11.30	$11.00	$9.83	$10.73	$10.67
Income From Investment Operations:
Net investment income	0.18	0.42	0.42	0.50	0.51	0.50
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.25	(0.02)	0.31	1.16	(0.89)	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.43	0.40	0.73	1.66	(0.38)	0.57
Less Distributions:
Distributions from net investment income	(0.18)	(0.41)	(0.43)	(0.49)	(0.52)	(0.51)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.09)	(0.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.27)	(0.42)	(0.43)	(0.49)	(0.52)	(0.51)
Net Asset Value, End of Period	$11.44	$11.28	$11.30	$11.00	$9.83	$10.73
Total Return[1]	3.89%	3.61%	6.78%	17.28%	(3.78)%	5.53%
Ratios to Average Net Assets:
Net expenses	0.90%[2]	0.90%	0.90%	0.89%	0.89%	0.89%
Net investment income	3.17%[2]	3.74%	3.86%	4.53%	4.88%	4.76%
Expense waiver/reimbursement[3]	0.12%[2]	0.11%	0.11%	0.08%	0.17%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,063,578	$2,434,751	$1,939,566	$991,255	$257,234	$213,721
Portfolio turnover	25%	63%	63%	49%	45%	36%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.28	$11.30	$11.00	$9.83	$10.73	$10.67
Income From Investment Operations:
Net investment income	0.15	0.35	0.36	0.44	0.45	0.44
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.25	(0.01)	0.31	1.16	(0.89)	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.40	0.34	0.67	1.60	(0.44)	0.51
Less Distributions:
Distributions from net investment income	(0.15)	(0.35)	(0.37)	(0.43)	(0.46)	(0.45)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.09)	(0.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.24)	(0.36)	(0.37)	(0.43)	(0.46)	(0.45)
Net Asset Value, End of Period	$11.44	$11.28	$11.30	$11.00	$9.83	$10.73
Total Return[1]	3.61%	3.04%	6.20%	16.64%	(4.30)%	4.97%
Ratios to Average Net Assets:
Net expenses	1.45%[2]	1.45%	1.45%	1.43%	1.43%	1.43%
Net investment income	2.69%[2]	3.20%	3.32%	4.05%	4.32%	4.19%
Expense waiver/reimbursement[3]	0.06%[2]	0.08%	0.07%	0.08%	0.17%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,157	$37,286	$44,734	$39,972	$29,278	$32,126
Portfolio turnover	25%	63%	63%	49%	45%	36%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.28	$11.30	$11.00	$9.83	$10.73	$10.67
Income From Investment Operations:
Net investment income	0.15	0.36	0.36	0.44	0.46	0.45
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.25	(0.02)	0.31	1.17	(0.90)	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.40	0.34	0.67	1.61	(0.44)	0.52
Less Distributions:
Distributions from net investment income	(0.15)	(0.35)	(0.37)	(0.44)	(0.46)	(0.46)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.09)	(0.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.24)	(0.36)	(0.37)	(0.44)	(0.46)	(0.46)
Net Asset Value, End of Period	$11.44	$11.28	$11.30	$11.00	$9.83	$10.73
Total Return[1]	3.62%	3.07%	6.23%	16.68%	(4.27)%	5.01%
Ratios to Average Net Assets:
Net expenses	1.43%[2]	1.42%	1.42%	1.41%	1.40%	1.39%
Net investment income	2.71%[2]	3.22%	3.35%	4.03%	4.37%	4.24%
Expense waiver/reimbursement[3]	0.06%[2]	0.06%	0.07%	0.08%	0.17%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$176,236	$177,758	$183,391	$129,779	$49,250	$43,205
Portfolio turnover	25%	63%	63%	49%	45%	36%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.28	$11.30	$11.00	$9.83	$10.73	$10.67
Income From Investment Operations:
Net investment income	0.17	0.40	0.41	0.47	0.49	0.47
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.25	(0.02)	0.30	1.17	(0.90)	0.08
TOTAL FROM INVESTMENT OPERATIONS	0.42	0.38	0.71	1.64	(0.41)	0.55
Less Distributions:
Distributions from net investment income	(0.17)	(0.39)	(0.41)	(0.47)	(0.49)	(0.49)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.09)	(0.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.26)	(0.40)	(0.41)	(0.47)	(0.49)	(0.49)
Net Asset Value, End of Period	$11.44	$11.28	$11.30	$11.00	$9.83	$10.73
Total Return[1]	3.78%	3.40%	6.56%	17.02%	(3.99)%	5.30%
Ratios to Average Net Assets:
Net expenses	1.10%[2]	1.10%	1.10%	1.10%	1.11%	0.11%
Net investment income	3.03%[2]	3.53%	3.67%	4.36%	4.67%	4.55%
Expense waiver/reimbursement[3]	0.06%[2]	0.06%	0.07%	0.08%	0.17%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$100,100	$102,996	$169,762	$186,638	$100,899	$81,501
Portfolio turnover	25%	63%	63%	49%	45%	36%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.28	$11.30	$11.00	$9.83	$10.73	$10.67
Income From Investment Operations:
Net investment income	0.21	0.48	0.48	0.55	0.57	0.56
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.25	(0.02)	0.31	1.17	(0.90)	0.06
TOTAL FROM INVESTMENT OPERATIONS	0.46	0.46	0.79	1.72	(0.33)	0.62
Less Distributions:
Distributions from net investment income	(0.21)	(0.47)	(0.49)	(0.55)	(0.57)	(0.56)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.09)	(0.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.30)	(0.48)	(0.49)	(0.55)	(0.57)	(0.56)
Net Asset Value, End of Period	$11.44	$11.28	$11.30	$11.00	$9.83	$10.73
Total Return[1]	4.17%	4.18%	7.36%	17.90%	(3.26)%	6.09%
Ratios to Average Net Assets:
Net expenses	0.35%[2]	0.35%	0.35%	0.35%	0.36%	0.36%
Net investment income	3.80%[2]	4.28%	4.41%	5.11%	5.41%	5.29%
Expense waiver/reimbursement[3]	0.10%[2]	0.10%	0.10%	0.10%	0.17%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,544,809	$3,935,920	$3,057,603	$2,255,608	$1,292,720	$1,149,888
Portfolio turnover	25%	63%	63%	49%	45%	36%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.28	$11.30	$11.00	$9.83	$10.73	$10.67
Income From Investment Operations:
Net investment income	0.19	0.44	0.45	0.52	0.54	0.52
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.26	(0.01)	0.31	1.17	(0.90)	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.45	0.43	0.76	1.69	(0.36)	0.59
Less Distributions:
Distributions from net investment income	(0.20)	(0.44)	(0.46)	(0.52)	(0.54)	(0.53)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.09)	(0.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.29)	(0.45)	(0.46)	(0.52)	(0.54)	(0.53)
Net Asset Value, End of Period	$11.44	$11.28	$11.30	$11.00	$9.83	$10.73
Total Return[1]	4.02%	3.87%	7.04%	17.55%	(3.55)%	5.79%
Ratios to Average Net Assets:
Net expenses	0.65%[2]	0.65%	0.65%	0.65%	0.65%	0.64%
Net investment income	3.48% [2]	4.00%	4.11%	4.82%	5.13%	4.99%
Expense waiver/reimbursement[3]	0.30%[2]	0.29%	0.31%	0.32%	0.39%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,503,751	$1,623,169	$2,177,901	$1,661,129	$1,084,231	$756,089
Portfolio turnover	25%	63%	63%	49%	45%	36%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

May 31, 2012 (unaudited)

Assets:
Total investment in securities, at value including $3,022,040,246 of investment in affiliated holdings (Note 5) (identified cost $6,970,355,870)		$7,409,025,443
Income receivable		41,818,154
Income receivable from affiliated holdings		10,079,600
Receivable for investments sold		941,561
Receivable for shares sold		12,139,892
TOTAL ASSETS		7,474,004,650
Liabilities:
Payable for investments purchased	$20,924,005
Payable for shares redeemed	16,017,813
Payable for daily variation margin	625,000
Income distribution payable	6,876,384
Payable for Directors'/Trustees' fees	3,728
Payable for distribution services fee (Note 5)	476,538
Payable for shareholder services fee (Note 5)	531,507
Accrued expenses	919,794
TOTAL LIABILITIES		46,374,769
Net assets for 649,314,424 shares outstanding		$7,427,629,881
Net Assets Consist of:
Paid-in capital		$6,928,539,989
Net unrealized appreciation of investments and futures contracts		435,143,886
Accumulated net realized gain on investments, futures contracts, swap contracts and foreign currency transactions		60,114,629
Undistributed net investment income		3,831,377
TOTAL NET ASSETS		$7,427,629,881
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,063,577,504 ÷ 92,977,656 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.44
Offering price per share (100/95.50 of $11.44)	$11.98
Redemption proceeds per share	$11.44
Class B Shares:
Net asset value per share ($39,156,567 ÷ 3,422,782 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.44
Offering price per share	$11.44
Redemption proceeds per share (94.50/100 of $11.44)	$10.81
Class C Shares:
Net asset value per share ($176,236,370 ÷ 15,406,182 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.44
Offering price per share	$11.44
Redemption proceeds per share (99.00/100 of $11.44)	$11.33
Class R Shares:
Net asset value per share ($100,099,684 ÷ 8,749,765 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.44
Offering price per share	$11.44
Redemption proceeds per share	$11.44
Institutional Shares:
Net asset value per share ($4,544,809,239 ÷ 397,303,706 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.44
Offering price per share	$11.44
Redemption proceeds per share	$11.44
Service Shares:
Net asset value per share ($1,503,750,517 ÷ 131,454,333 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.44
Offering price per share	$11.44
Redemption proceeds per share	$11.44

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended May 31, 2012 (unaudited)

Investment Income:
Interest (including income on securities loaned of $40,379)		$89,727,586
Dividends (including $75,128,202 received from affiliated holdings (Note 5))		75,264,626
Investment income allocated from affiliated partnership (Note 5)		7,592,659
TOTAL INCOME		172,584,871
Expenses:
Investment adviser fee (Note 5)	$12,544,010
Administrative fee (Note 5)	3,259,307
Custodian fees	136,392
Transfer and dividend disbursing agent fees and expenses (Note 2)	3,313,514
Directors'/Trustees' fees	29,418
Auditing fees	13,188
Legal fees	3,617
Portfolio accounting fees	153,700
Distribution services fee (Note 5)	5,841,354
Shareholder services fee (Note 5)	4,888,562
Account administration fee (Note 2)	125,932
Share registration costs	149,721
Printing and postage	182,458
Insurance premiums	8,850
Taxes	309,146
Miscellaneous	15,607
TOTAL EXPENSES	$30,974,776
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(2,480,572)
Waiver of administrative fee (Note 5)	(77,310)
Waiver of distribution services fee (Note 5)	(1,525,658)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2) and (Note 5)	(1,918,496)
TOTAL WAIVERS AND REIMBURSEMENTS		$(6,002,036)
Net expenses			$24,972,740
Net investment income			147,612,131
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized gain of $8,155,020 on sales of investments in affiliated holdings (Note5))			72,321,862
Net realized loss on futures contracts			(3,743,374)
Net realized gain on investments allocated from affiliated partnership (Note 5)			1,685,073
Realized gain distribution from affiliated investment company shares (Note 5)			512,478
Net change in unrealized appreciation of investments			117,176,299
Net change in unrealized depreciation of futures contracts			(3,525,687)
Net realized and unrealized gain on investments and futures contracts			184,426,651
Change in net assets resulting from operations			$332,038,782

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2012	Year Ended 11/30/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$147,612,131	$308,104,440
Net realized gain on investments, including allocation from affiliated partnership, futures contracts and swap contracts	70,776,039	62,075,862
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	113,650,612	(80,009,784)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	332,038,782	290,170,518
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(37,037,508)	(74,289,120)
Class B Shares	(505,283)	(1,231,811)
Class C Shares	(2,474,957)	(5,434,602)
Class R Shares	(1,527,005)	(5,851,158)
Institutional Shares	(79,457,571)	(143,443,368)
Service Shares	(26,332,938)	(72,038,657)
Distributions from net realized gain on investments, futures contracts and swap contracts
Class A Shares	(19,896,763)	(1,222,262)
Class B Shares	(298,814)	(26,855)
Class C Shares	(1,451,669)	(110,551)
Class R Shares	(824,144)	(104,603)
Institutional Shares	(32,364,066)	(1,923,278)
Service Shares	(12,101,897)	(1,352,501)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	$(214,272,615)	$(307,028,766)
Semi-Annual Shareholder Report

Statement of Changes in Net Assets — continued
	Six Months Ended (unaudited) 5/31/2012	Year Ended 11/30/2011
Share Transactions:
Proceeds from sale of shares	$1,594,323,548	$3,809,939,041
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc. – High Grade Bond Portfolio	—	17,037,428
Net asset value of shares issued to shareholders in payment of distributions declared	156,652,937	215,559,788
Cost of shares redeemed	(2,752,992,283)	(3,286,755,169)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,002,015,798)	755,781,088
Change in net assets	(884,249,631)	738,922,840
Net Assets:
Beginning of period	8,311,879,512	7,572,956,672
End of period (including undistributed net investment income of $3,831,377 and $3,554,508, respectively)	$7,427,629,881	$8,311,879,512

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

May 31, 2012 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.

On July 15, 2011, the Fund acquired all of the net assets of EquiTrust Series Fund, Inc. - High Grade Bond Portfolio (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on July 15, 2011. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on December 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended November 30, 2011, is as follows:

Net investment income*	$307,393,942
Net realized and unrealized loss on investments	$(16,769,653)
Net decrease in net assets resulting from operations	$290,624,289

*Net investment income includes a decrease of $40,459 in pro forma expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of November 30, 2011.

For every one share of EquiTrust Series Fund, Inc. – High Grade Bond Portfolio Class A Shares exchanged, a shareholder received 0.961 shares of Federated Total Return Bond Fund Class A Shares.

For every one share of EquiTrust Series Fund, Inc. – High Grade Bond Portfolio Class B Shares exchanged, a shareholder received 0.960 shares of Federated Total Return Bond Fund Class A Shares.

For every one share of EquiTrust Series Fund, Inc. – High Grade Bond Portfolio Class I Shares exchanged, a shareholder received 0.962 shares of Federated Total Return Bond Fund Institutional Shares.

Semi-Annual Shareholder Report

The Fund received assets from EquiTrust Series Fund, Inc. – High Grade Bond Portfolio as follows:

Shares of the Fund Issued	EquiTrust Series Fund, Inc. – High Grade Bond Portfolio Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,509,075	$17,037,428	$1,085,093	$7,718,227,099	$7,735,264,527
1	Unrealized Appreciation is included in the EquiTrust Series Fund, Inc. – High Grade Bond Portfolio Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

Semi-Annual Shareholder Report

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended May 31, 2012, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:

	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$1,467,565	$(726,561)	$12,487
Class B Shares	20,942	—	—
Class C Shares	82,012	—	8,197
Class R Shares	134,084	—	—
Institutional Shares	1,191,103	(900,716)	—
Service Shares	417,808	(291,219)	105,248
TOTAL	$3,313,514	$(1,918,496)	$125,932

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes Semi-Annual Shareholder Report interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the Semi-Annual Shareholder Report protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.

At May 31, 2012, the Fund had no outstanding swap contracts.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional value of short futures contracts held by the Fund throughout the period was $62,209,821. This is based on amounts held as of each month-end throughout the six-month period.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.

As of May 31, 2012 the Fund had no outstanding securities on loan.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid Semi-Annual Shareholder Report under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at May 31, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/220	3/24/2010	$12,000,000	$13,207,054
Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	3/23/2010 – 3/25/2010	$4,469,250	$4,115,250
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.123%, 1/28/2027	2/4/1998	$14,586	$4,181

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$3,525,687*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(3,743,374)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(3,525,687)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	34,440,938	$392,340,662	119,789,081	$1,350,137,686
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc. – High Grade Bond Portfolio	—	—	794,236	8,966,899
Shares issued to shareholders in payment of distributions declared	4,916,614	55,798,420	6,531,953	73,407,873
Shares redeemed	(162,174,711)	(1,852,738,284)	(82,931,378)	(932,655,164)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(122,817,159)	$(1,404,599,202)	44,183,892	$499,857,294
	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	451,776	$5,142,888	766,904	$8,628,000
Shares issued to shareholders in payment of distributions declared	60,806	690,050	92,897	1,043,266
Shares redeemed	(394,972)	(4,494,798)	(1,512,692)	(17,006,852)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	117,610	$1,338,140	(652,891)	$(7,335,586)
	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,782,983	$31,673,863	4,540,490	$51,086,987
Shares issued to shareholders in payment of distributions declared	286,007	3,245,392	377,197	4,238,319
Shares redeemed	(3,419,199)	(38,945,232)	(5,387,715)	(60,373,210)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(350,209)	$(4,025,977)	(470,028)	$(5,047,904)
	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	1,766,790	$20,103,205	4,807,277	$53,972,953
Shares issued to shareholders in payment of distributions declared	191,371	2,172,169	491,804	5,525,340
Shares redeemed	(2,338,761)	(26,618,885)	(11,189,278)	(126,251,116)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(380,600)	$(4,343,511)	(5,890,197)	$(66,752,823)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	82,527,461	$939,338,529	155,015,124	$1,742,779,853
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc. - High Grade Bond Portfolio	—	—	714,839	8,070,529
Shares issued to shareholders in payment of distributions declared	5,455,432	61,977,902	5,891,390	66,272,741
Shares redeemed	(39,559,800)	(450,524,413)	(83,278,111)	(935,411,612)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	48,423,093	$550,792,018	78,343,242	$881,711,511
	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	18,079,921	$205,724,401	53,735,614	$603,333,562
Shares issued to shareholders in payment of distributions declared	2,886,057	32,769,004	5,795,786	65,072,249
Shares redeemed	(33,393,142)	(379,670,671)	(108,350,856)	(1,215,057,215)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(12,427,164)	$(141,177,266)	(48,819,456)	$(546,651,404)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(87,434,429)	$(1,002,015,798)	66,694,562	$755,781,088

4. FEDERAL TAX INFORMATION

At May 31, 2012, the cost of investments for federal tax purposes was $6,970,345,693. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $438,679,750. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $451,241,538 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,561,788.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, the Adviser voluntarily waived $2,259,330 of its fee. In addition, for the six months ended May 31, 2012, an affiliate of the Adviser reimbursed $1,918,496 of transfer and dividend disbursing agent fees and expenses.

Semi-Annual Shareholder Report

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $77,310 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$2,848,500	$ —
Class B Shares	142,416	—
Class C Shares	689,758	—
Class R Shares	253,745	(110)
Service Shares	1,906,935	(1,525,548)
TOTAL	$5,841,354	$(1,525,658)
Semi-Annual Shareholder Report

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2012, FSC retained $3,370,153 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2012, FSC retained $93,586 in sales charges from the sale of Class A Shares. FSC also retained $2,827 of CDSC relating to redemptions of Class A Shares, $21,307 relating to redemptions of Class B Shares and $13,570 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$2,835,805
Class B Shares	47,472
Class C Shares	221,723
Service Shares	1,783,562
TOTAL	$4,888,562

For the six months ended May 31, 2012, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships), paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.90%, 1.45%, 1.45%, 1.10%, 0.35% and 0.65% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2012, the Adviser reimbursed $221,242. Transactions involving the affiliated holdings during the six months ended May 31, 2012, were as follows:

	Emerging Markets Fixed Income Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2011	6,485,390	261,003,277	645,360,841	13,396,695	104,026,310	1,030,272,513
Purchases/ Additions	1,059,577	7,653,698	1,440,046,154	2,601,148	10,343,436	1,461,704,013
Sales/ Reductions	1,558,243	75,913,313	1,981,008,105	—	20,500,402	2,078,980,063
Balance of Shares Held 5/31/2012	5,986,724	192,743,662	104,398,890	15,997,843	93,869,344	412,996,463
Value	$183,068,866	$1,969,840,234	$104,398,890	$156,458,906	$608,273,350	$3,022,040,246
Dividend Income/ Allocated Investment Income	$7,592,659	$41,090,498	$406,642	$3,902,018	$29,729,044	$82,720,861
Capital Gain Distributions/ Allocated Net Realized Gain	$1,685,073	$ —	$ —	$512,478	$ —	$2,197,551

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in Federated Mortgage Core Portfolio (MBCORE), a portfolio of Federated Core Trust (“Core Trust”) which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of MBCORE is to provide total return. Federated Investors, Inc. receives no advisory or administrative fees from MBCORE. Income distributions from MBCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of MBCORE, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of MBCORE. The financial statements of MBCORE are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio because the Fund invested in 79.7% of MBCORE's net assets at May 31, 2012. The financial statements of MBCORE should be read in conjunction with the Fund's financial statements. The valuation of securities held by MBCORE is discussed in the notes to its financial statements.

Semi-Annual Shareholder Report

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2012, were as follows:

Purchases	$969,923,240
Sales	$1,530,315,239

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2012, there were no outstanding loans. During the six months ended May 31, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2012, there were no outstanding loans. During the six months ended May 31, 2012, the program was not utilized.

9. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2011 to May 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2011	Ending Account Value 5/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,038.90	$4.59
Class B Shares	$1,000	$1,036.10	$7.38
Class C Shares	$1,000	$1,036.20	$7.28
Class R Shares	$1,000	$1,037.80	$5.60
Institutional Shares	$1,000	$1,041.70	$1.79
Service Shares	$1,000	$1,040.20	$3.32
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.50	$4.55
Class B Shares	$1,000	$1,017.75	$7.31
Class C Shares	$1,000	$1,017.85	$7.21
Class R Shares	$1,000	$1,019.50	$5.55
Institutional Shares	$1,000	$1,023.25	$1.77
Service Shares	$1,000	$1,021.75	$3.29
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.90%
Class B Shares	1.45%
Class C Shares	1.43%
Class R Shares	1.10%
Institutional Shares	0.35%
Service Shares	0.65%
Semi-Annual Shareholder Report

Federated Mortgage Core Portfolio

Portfolio of Investments Summary Table (unaudited) –
Federated Mortgage Core Portfolio

At December 31, 2011, the Fund's portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	100.1%
Non-Agency Mortgage-Backed Securities	2.2%
Cash Equivalents[2]	0.9%
Repurchase Agreements — Collateral[3]	15.0%
Other Assets and Liabilities — Net[4]	(18.2)%
TOTAL	100.0%

1	See the Fund's Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing Securities Lending Collateral or Dollar-Roll Collateral.
3	Includes repurchase agreements purchased with cash collateral received in securities lending and/or dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments –
Federated Mortgage Core Portfolio

December 31, 2011

Principal Amount			Value
		Collateralized Mortgage Obligations – 5.7%
		Federal Home Loan Mortgage Corporation – 2.0%
$12,000,589	[1]	REMIC 3144 FB, 0.628%, 4/15/2036	11,980,291
6,426,723	[1]	REMIC 3160 FD, 0.608%, 5/15/2036	6,411,925
2,997,461	[1]	REMIC 3175 FE, 0.588%, 6/15/2036	2,988,438
14,651,309	[1]	REMIC 3179 FP, 0.658%, 7/15/2036	14,641,894
1,700,492	[1]	REMIC 3206 FE, 0.678%, 8/15/2036	1,701,216
8,325,491	[1]	REMIC 3260 PF, 0.578%, 1/15/2037	8,327,698
4,608,027	[1]	REMIC 3296 YF, 0.678%, 3/15/2037	4,593,104
13,780,000		REMIC K704 A2, 2.412%, 8/25/2018	13,979,166
		TOTAL	64,623,732
		Federal National Mortgage Association – 1.5%
1,255,661	[1]	REMIC 2005-63 FC, 0.544%, 10/25/2031	1,248,335
8,422,077	[1]	REMIC 2006-104 FY, 0.634%, 11/25/2036	8,411,814
11,376,710	[1]	REMIC 2006-115 EF, 0.654%, 12/25/2036	11,368,266
2,645,132	[1]	REMIC 2006-43 FL, 0.694%, 6/25/2036	2,646,743
4,581,511	[1]	REMIC 2006-58 FP, 0.594%, 7/25/2036	4,569,513
9,045,463	[1]	REMIC 2006-81 FB, 0.644%, 9/25/2036	9,035,775
8,648,390	[1]	REMIC 2006-85 PF, 0.674%, 9/25/2036	8,636,582
		TOTAL	45,917,028
		Non-Agency Mortgage – 2.2%
3,221,004		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	3,163,775
4,590,399		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	4,099,754
8,245,906		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	7,317,350
3,254,856		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	2,640,061
7,777,750		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	6,872,105
2,895,115		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.247%, 8/25/2035	2,188,180
12,389,098		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	12,381,077
23,311,209		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	23,614,255
9,966,345		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	8,450,744
		TOTAL	70,727,301
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $185,319,536)	181,268,061
Semi-Annual Shareholder Report

Principal Amount			Value
		Mortgage-Backed Securities – 95.6%
		Federal Home Loan Mortgage Corporation – 37.7%
$86,333,613	[2]	3.500%, 8/1/2025 - 1/1/2042	89,898,025
162,560,950		4.000%, 2/1/2020 - 12/1/2040	170,629,866
421,773,807		4.500%, 6/1/2019 - 1/1/2042	447,274,860
282,721,196		5.000%, 7/1/2019 - 1/1/2042	303,970,231
133,897,966		5.500%, 3/1/2021 - 1/1/2042	145,192,809
17,337,171		6.000%, 5/1/2014 - 1/1/2042	19,030,236
13,359,439		6.500%, 7/1/2014 - 4/1/2038	14,799,571
1,907,894		7.000%, 1/1/2012 - 9/1/2037	2,154,271
478,482		7.500%, 12/1/2022 - 5/1/2031	557,704
460,891		8.000%, 3/1/2030 - 3/1/2031	549,266
9,829		8.500%, 9/1/2025	11,696
1,208		9.000%, 5/1/2017	1,208
888		9.500%, 4/1/2021	1,027
		TOTAL	1,194,070,770
		Federal National Mortgage Association – 44.8%
35,000,000		3.000%, 1/1/2027	36,147,682
96,982,383	[2]	3.500%, 9/1/2025 - 1/1/2042	101,059,426
308,507,283	[2]	4.000%, 7/1/2025 - 1/1/2042	324,650,795
219,895,653	[2]	4.500%, 12/1/2019 - 1/1/2042	233,899,560
280,547,052	[2]	5.000%, 5/1/2023 - 1/1/2042	303,074,336
259,983,399		5.500%, 9/1/2014 - 1/1/2042	283,078,837
97,579,735	[2]	6.000%, 12/1/2013 - 1/1/2042	107,453,363
17,669,987		6.500%, 8/1/2014 - 10/1/2038	19,687,100
6,665,575		7.000%, 3/1/2012 - 6/1/2037	7,511,148
543,801		7.500%, 4/1/2015 - 6/1/2033	635,695
180,325		8.000%, 7/1/2023 - 3/1/2031	213,136
5,505		9.000%, 11/1/2021 - 6/1/2025	6,342
		TOTAL	1,417,417,420
		Government National Mortgage Association – 13.1%
4,991,101		3.500%, 11/20/2041	5,204,806
98,414,551	[2]	4.000%, 7/20/2040 - 1/20/2042	105,588,465
128,198,422	[2]	4.500%, 2/15/2039 - 1/20/2042	139,824,628
120,786,433	[2]	5.000%, 1/15/2039 - 1/15/2042	133,806,238
15,448,274		5.500%, 12/15/2038 - 2/15/2039	17,309,778
8,031,267		6.000%, 10/15/2028 - 3/15/2040	9,086,590
771,854		6.500%, 10/15/2028 - 2/15/2032	882,356
942,592		7.000%, 11/15/2027 - 12/15/2031	1,080,758
405,911		7.500%, 4/15/2029 - 1/15/2031	474,573
Semi-Annual Shareholder Report

Principal Amount			Value
$488,005		8.000%, 1/15/2022 - 11/15/2030	572,454
47,239		8.500%, 3/15/2022 - 9/15/2029	55,347
1,741		9.500%, 10/15/2020	2,054
99,689		12.000%, 4/15/2015 - 6/15/2015	109,568
		TOTAL	413,997,615
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,936,276,272)	3,025,485,805
		Adjustable Rate Mortgages – 1.0%
		Federal Home Loan Mortgage Corporation ARM – 0.5%
14,361,647		Federal Home Loan Mortgage Corp. ARM, 2.090%, 7/1/2034	15,000,813
		Federal National Mortgage Association ARM – 0.5%
15,346,967		Federal National Mortgage Association ARM, 2.830%, 8/1/2035	16,344,520
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $31,313,766)	31,345,333
		Repurchase Agreements – 15.9%
293,977,000	[1]	Interest in $4,100,000,000 joint repurchase agreement 0.06%, dated 12/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,100,027,333 on 1/3/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $4,218,795,473.	293,977,000
54,174,000	[1,3]	Interest in $82,383,000 joint repurchase agreement 0.05%, dated 12/19/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $82,387,005 on 1/23/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/25/2049 and the market value of those underlying securities was $84,740,414.	54,174,000
22,170,000	[3]	Interest in $22,170,000 joint repurchase agreement 0.11%, dated 12/15/2011 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $22,172,303 on 1/18/2012. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 10/1/2031 and the market value of that underlying security was $22,876,521.	22,170,000
Semi-Annual Shareholder Report

Principal Amount			Value
$134,569,000	[1,3]	Interest in $158,580,000 joint repurchase agreement 0.06%, dated 12/12/2011 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $158,588,193 on 1/12/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2041 and the market value of those underlying securities was $162,724,728.	134,569,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	504,890,000
		TOTAL INVESTMENTS — 118.2% (IDENTIFIED COST $3,657,799,574)[4]	3,742,989,199
		OTHER ASSETS AND LIABILITIES - NET — (18.2)%[5]	(577,187,211)
		TOTAL NET ASSETS — 100%	$3,165,801,988
1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	The cost of investments for federal tax purposes amounts to $3,643,995,980.
5	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of December 31, 2011.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights –
Federated Mortgage Core Portfolio

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.06	$10.05	$9.89	$9.93	$9.88
Income From Investment Operations:
Net investment income	0.33[1]	0.44[1]	0.53	0.55	0.57
Net realized and unrealized gain (loss) on investments	0.21	0.06	0.16	(0.04)	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.54	0.50	0.69	0.51	0.62
Less Distributions:
Distributions from net investment income	(0.40)	(0.49)	(0.53)	(0.55)	(0.57)
Net Asset Value, End of Period	$10.20	$10.06	$10.05	$9.89	$9.93
Total Return[2]	5.45%	5.04%	7.09%	5.28%	6.48%
Ratios to Average Net Assets:
Net expenses	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.02%
Net investment income	3.25%	4.37%	4.86%	5.22%	5.66%
Expense waiver/reimbursement[4]	0.10%	0.10%	0.10%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,165,802	$1,959,812	$2,034,884	$1,918,613	$1,879,760
Portfolio turnover	226%	176%	156%	186%	285%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	52%	60%	50%	43%	55%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities –
Federated Mortgage Core Portfolio

December 31, 2011

Assets:
Short-term investments in securities, at value	$504,890,000
Long-term investments in securities, at value	3,238,099,199
Total investments in securities, at value (identified cost $3,657,799,574)		$3,742,989,199
Cash		766
Income receivable		10,442,626
Receivable for investments sold		208,915,221
Receivable for shares sold		100,000
Other receivables		267,647
TOTAL ASSETS		3,962,715,459
Liabilities:
Payable to adviser (Note 5)	1,221
Payable for investments purchased	789,114,917
Payable for shares redeemed	270,000
Income distribution payable	7,433,463
Accrued expenses	93,870
TOTAL LIABILITIES		796,913,471
Net assets for 310,354,438 shares outstanding		$3,165,801,988
Net Assets Consist of:
Paid-in capital		$3,108,447,547
Net unrealized appreciation of investments		84,440,085
Accumulated net realized loss on investments and futures contracts		(27,438,316)
Undistributed net investment income		352,672
TOTAL NET ASSETS		$3,165,801,988
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$3,165,801,988 ÷ 310,354,438 shares outstanding, no par value, unlimited shares authorized		$10.20

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations –
Federated Mortgage Core Portfolio

Year Ended December 31, 2011

Investment Income:
Interest			$77,968,625
Expenses:
Administrative fee (Note 5)		$1,870,894
Custodian fees		103,086
Transfer and dividend disbursing agent fees and expenses		14,436
Directors'/Trustees' fees		14,708
Auditing fees		26,424
Legal fees		6,835
Portfolio accounting fees		224,571
Printing and postage		9,081
Insurance premiums		6,861
Miscellaneous		5,132
TOTAL EXPENSES		2,282,028
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(1,870,894)
Reimbursement of other operating expenses	(411,134)
TOTAL WAIVER AND REIMBURSEMENT		(2,282,028)
Net expenses			—
Net investment income			77,968,625
Realized and Unrealized Gain on Investments:
Net realized gain on investments			31,889,919
Net change in unrealized appreciation of investments			24,516,264
Net realized and unrealized gain on investments			56,406,183
Change in net assets resulting from operations			$134,374,808

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets –
Federated Mortgage Core Portfolio

Year Ended December 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$77,968,625	$74,657,588
Net realized gain on investments	31,889,919	8,793,513
Net change in unrealized appreciation/depreciation of investments	24,516,264	(2,346,838)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	134,374,808	81,104,263
Distributions to Shareholders:
Distributions from net investment income	(93,323,414)	(82,066,785)
Share Transactions:
Proceeds from sale of shares	1,336,805,144	656,774,935
Net asset value of shares issued to shareholders in payment of distributions declared	10,532,038	17,784,906
Cost of shares redeemed	(182,398,976)	(748,668,620)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,164,938,206	(74,108,779)
Change in net assets	1,205,989,600	(75,071,301)
Net Assets:
Beginning of period	1,959,812,388	2,034,883,689
End of period (including undistributed net investment income of $352,672 and $189,657, respectively)	$3,165,801,988	$1,959,812,388

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements –
Federated Mortgage Core Portfolio

December 31, 2011

1. ORGANIZATION

Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. The Fund is an investment vehicle used by other Federated funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the Semi-Annual Shareholder Report

NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These Semi-Annual Shareholder Report procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the Semi-Annual Shareholder Report specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Dollar-Roll Transactions

The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended December 31	2011	2010
Shares sold	132,500,999	64,569,656
Shares issued to shareholders in payment of distributions declared	1,040,560	1,750,794
Shares redeemed	(18,079,376)	(73,987,780)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	115,462,183	(7,667,330)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions.

For the year ended December 31, 2011, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$15,517,804	$(15,517,804)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

Semi-Annual Shareholder Report

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income	$93,323,414	$82,066,785

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$352,672
Net unrealized appreciation	$98,993,219
Capital loss carryforwards	$(41,991,450)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and dollar-roll transactions.

At December 31, 2011, the cost of investments for federal tax purposes was $3,643,995,980. The net unrealized appreciation of investments for federal tax purposes was $98,993,219. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $116,880,429 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,887,210.

At December 31, 2011, the Fund had a capital loss carryforward of $41,991,450 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration year:

Expiration Year	Short-Term	Long-Term	Total
2013	$1,956,693	N/A	$1,956,693
2014	$18,701,202	N/A	$18,701,202
2015	$6,318,825	N/A	$6,318,825
2017	$15,014,730	N/A	$15,014,730

The Fund used capital loss carryforwards of $1,334,704 to offset taxable capital gains realized during the year ended December 31, 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”), subject to the direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the fund are other Federated funds, insurance company separate Semi-Annual Shareholder Report accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended December 31, 2011, the Adviser voluntarily reimbursed $411,134 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2011, FAS waived its entire fee of $1,870,894.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended December 31, 2011, were as follows:

Purchases	$79,117,042
Sales	$64,226,991

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2011, there were no outstanding loans. During the year ended December 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2011, there were no outstanding loans. During the year ended December 31, 2011, the program was not utilized.

Semi-Annual Shareholder Report

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited) –
Federated Mortgage Core Portfolio

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2011	Ending Account Value 12/31/2011	Expenses Paid During Period[1]
Actual	$1,000.00	$1,026.60	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.21	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2012

Federated Total Return Bond Fund (the “Fund”)

Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's Semi-Annual Shareholder Report subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

Semi-Annual Shareholder Report

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31428Q820
CUSIP 31428Q812
CUSIP 31428Q796
CUSIP 31428Q770
CUSIP 31428Q101
CUSIP 31428Q507

28555 (7/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date July 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 19, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date July 19, 2012